Operating Segments (Sales by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [Line Items]
Sales	$ 7,536	$ 10,015	$ 6,955
Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	9,526	13,188	8,872
Israel [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	3,595	5,611	3,526
Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	2,332	2,809	2,159
Europe [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	2,610	3,361	2,437
Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	1,744	2,743	1,876
Asia Region [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	788	1,123	861
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	1,665	2,315	1,305
South America [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	1,482	1,994	1,095
North America Region Member
Disclosure of geographical areas [Line Items]
Sales	1,351	1,577	1,186
North America Region Member | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	999	1,038	897
Others Region Member
Disclosure of geographical areas [Line Items]
Sales	444	571	429
Others Region Member | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	52	61	56
Intercompany sales [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	$ (1,990)	$ (3,173)	$ (1,917)